Shareholder Fees {- Fidelity® Intermediate Bond Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Intermediate Bond Fund PRO-05 | Fidelity® Intermediate Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none